CONVERTIBLE DEBT TRANSACTIONS DURING THE PERIOD I (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2016	Aug. 31, 2016
CONVERTIBLE DEBT TRANSACTIONS DURING THE PERIOD I Details
Interest was accrued on note i	$ 222	$ 0